Supplement to the
Fidelity® Puritan® Fund
October 30, 2017
Prospectus

Effective July 1, 2018, the following information supplements similar information for the fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Daniel Kelley (co-manager) has managed the fund since July 2018.

It is expected that Mr. Kelley will assume lead portfolio manager responsibilities for the fund after a transition period and Mr. Arani will no longer manage the fund at that time.

Effective July 1, 2018, the following information supplements similar information for the fund found in the “Fund Services” section under the “Portfolio Manager(s)” heading.

Daniel Kelley is co-manager of the fund, which he has managed since July 2018. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Kelley has worked as an equity research analyst and portfolio manager.

It is expected that Mr. Kelley will assume lead portfolio manager responsibilities for the fund after a transition period and Mr. Arani will no longer manage the fund at that time.

PUR-18-01 1.463149.123	June 29, 2018

Supplement to the
Fidelity® Puritan® Fund
Class K
October 30, 2017
Prospectus

Effective July 1, 2018, the following information supplements similar information for the fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Daniel Kelley (co-manager) has managed the fund since July 2018.

It is expected that Mr. Kelley will assume lead portfolio manager responsibilities for the fund after a transition period and Mr. Arani will no longer manage the fund at that time.

Effective July 1, 2018, the following information supplements similar information for the fund found in the “Fund Services” section under the “Portfolio Manager(s)” heading.

Daniel Kelley is co-manager of the fund, which he has managed since July 2018. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Kelley has worked as an equity research analyst and portfolio manager.

It is expected that Mr. Kelley will assume lead portfolio manager responsibilities for the fund after a transition period and Mr. Arani will no longer manage the fund at that time.

PUR-K-18-01 1.871758.109	June 29, 2018